Consolidated Statement of Changes in Equity - CHF (SFr)	Share Capital	Share Premium	Loans with Warrants Equity Component	Foreign Currency Translation Reserve	Accumulated Deficit	Total
Beginning Balance at Dec. 31, 2020	SFr 114,172	SFr 177,230,300		SFr 61,297	SFr (160,635,879)	SFr 16,769,890
Net loss					(17,058,443)	(17,058,443)
Other comprehensive income / (loss)				772	264,984	265,756
Total comprehensive loss				772	(16,793,459)	(16,792,687)
Capital increase / Exercise of warrants	20,822	7,083,869				7,104,691
Transaction costs		(156,817)				(156,817)
Conversion of loan	5,168	1,366,087				1,371,255
Share based/Asset purchase	7,735	2,447,081			1,078,800	3,533,616
Share based payments	1,746	540,956			663,601	1,206,303
Ending Balance at Dec. 31, 2021	149,643	188,511,476		62,069	(175,686,937)	13,036,251
Net loss					(26,528,411)	(26,528,411)
Other comprehensive income / (loss)				61,046	441,277	502,323
Total comprehensive loss				61,046	(26,087,134)	(26,026,088)
Capital increase / Exercise of warrants	86,368	4,146,425				4,232,793
Transaction costs		(35,495)				(35,495)
Recognition of equity component of loans with warrants			134,929			134,929
Share based payments					342,799	342,799
Ending Balance at Dec. 31, 2022	236,011	192,622,406	134,929	123,115	(201,431,272)	(8,314,811)
Net loss					(3,869,173)	(3,869,173)
Other comprehensive income / (loss)				215,717	31,163	246,880
Total comprehensive loss				215,717	(3,838,010)	(3,622,293)
Capital increase / Exercise of warrants	486,587	5,035,157				5,521,744
Proceeds from public offering	1,052,546	3,391,899				4,444,445
Proceeds from exercise of warrants	143	540,891				541,034
Transaction costs		(809,378)				(809,378)
Conversion of convertible loan	1,131,043	6,887,993				8,019,036
Reclassification equity component on conversion or repayment		469,151	(475,842)			(6,691)
Recognition of equity component of loans with warrants			475,842			475,842
Value of warrants and prefunded warrants		(4,086,688)	4,086,688
Fair value change of warrants					(8,376)	(8,376)
Reduction of share capital	(2,903,684)	2,903,684
Reduction of share premium		(186,852,242)			186,852,242
Transfer to profit or loss				(161,249)		(161,249)
Share based payments					379,414	379,414
Ending Balance at Dec. 31, 2023	SFr 2,646	SFr 20,102,873	SFr 4,221,617	SFr 177,583	SFr (18,046,002)	SFr 6,458,717